RELATED PARTIES	12 Months Ended
Dec. 31, 2015
RELATED PARTIES
RELATED PARTIES

NOTE 9—RELATED PARTIES

TRAPPER MINING, INC.:  We, and certain participants in the Yampa Project, own Trapper Mining. Organized as a cooperative, Trapper Mining supplied 26,  35 and 24 percent of the coal for the Yampa Project in 2015,  2014 and 2013, respectively. Our 26.57 percent share of coal purchases from Trapper Mining was $17.7,  $30.6 and $16.9 million in 2015,  2014 and 2013, respectively. Our membership interest in Trapper Mining of $14.1 and $13.7 million at December 31, 2015 and 2014, respectively, is included in investments in and advances to coal mines on the consolidated statements of financial position. Our share of Trapper Mining capital credit allocations of $531,000 for 2015, and $532,000 in each of the years 2014 and 2013 is included in capital credits from cooperatives on the consolidated statements of operations.